Note 6 – Fixed Assets, net	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Note 6 – Fixed Assets, net

Note 6 - Fixed Assets, Net

At September 30, 2025 and December 31, 2024, fixed assets consisted of the following:

	September 30, 2025	December 31, 2024
Land	$19,793,362	$—
Building	158,256,285	—
Site improvements	1,127,597	—
Computers	129,753	102,507
Furniture and fixtures	18,333	28,786
Office equipment	127,563	112,111
Leasehold improvements	17,576	12,643
Fixed assets, gross	179,470,469	256,047
Less: accumulated depreciation	(1,617,602)	(112,241)
Fixed assets, net	$177,852,867	$143,806

Depreciation expense for the nine months ended September 30, 2025 and 2024 was $1,505,361 and $46,919, respectively. Depreciation expense for the three months ended September 30, 2025 and 2024 was $1,479,116 and $13,905, respectively.

Note 6 – Fixed Assets, net

At December 31, 2024 and 2023, fixed assets consisted of the following:

	December 31, 2024			December 31, 2023
	Cost	Accumulated depreciation	Net Book Value	Cost	Accumulated depreciation	Net Book Value
Computers	$102,507	$71,929	$30,578	$64,615	$44,111	$20,504
Furniture and Fixtures	28,786	12,753	16,033	14,802	2,767	12,035
Office Equipment	112,111	19,495	92,616	34,721	7,053	27,668
Vehicles	—	—	—	90,285	40,629	49,657
Leasehold improvements	12,643	8,064	4,579	13,871	3,052	10,819
	$256,047	$112,241	$143,806	$218,295	$97,612	$120,683

Depreciation expense for the years ended December 31, 2024 and 2023 was $71,364 and $44,643, respectively. The Company evaluates the recoverability of the carrying value of equipment when events and circumstances indicate that such assets might be impaired. There were no such charges during the year ended December 31, 2024.

During the years ended December 31, 2024, the Company sold vehicle costing $90,285, for which the company has charged accumulated depreciation of $56,077 till the date of sale. $40,000 has been received as sale proceeds for sale of vehicle, and the Company recognized gain on sale of vehicle of $5,792. The Company has written off furniture and fixtures, and leasehold improvements with net book value of $1,319 and recognized the same as loss on write off of assets. There were $0 gain or loss on sale/ write off of assets as of December 31, 2023.